UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Cash Account Trust - Tax Exempt Portfolio
Investment Portfolio as of July 31,2004 (Unaudited)


                                                                                                          Principal
                                                                                                          Amount ($)   Value($)
                                                                                                          ----------   --------

Municipal Investments 100.0%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-family Housing Revenue, Heatherbrooke Project, Series C,
1.12%*, 6/15/2026                                                                                         1,700,000      1,700,000

Alaska 0.3%
Alaska, State General Obligation, Series 1825, 1.12%*, 2/1/2011 (a)                                       2,500,000      2,500,000

Arizona 1.0%
City of Phoenix, AZ, 1.5%, 2/11/2005                                                                      2,600,000      2,600,000
Salt River, AZ, Agricultural Improvement and Power District, 1.09%*, 8/9/2004                             7,000,000      7,000,000
                                                                                                                       -----------
                                                                                                                         9,600,000

California 7.7%
California, Housing Finance Agency Revenue, Floater-PT-843, AMT, 1.16%*, 11/1/2005                        2,030,000      2,030,000
California, Housing Finance Agency Revenue, Home Mortgage, Series H, AMT, 1.09%*, 8/1/2033 (a)            8,190,000      8,190,000
California, Multi Family Housing Finance Agency Revenue, Series D, 1.03%*, 2/1/2035                       1,995,000      1,995,000
California, Municipal Securities Trust Certificates, Series 9041, 144A, 1.13%*, 7/21/2010 (a)             4,200,000      4,200,000
California, Peninsula Corridor Joint Powers Board, Grant Anticipation Notes, Series A, 1.76%,
5/3/2005                                                                                                  5,200,000      5,215,832
California, State Economic Recovery, Series C-10, 1.08%*, 7/1/2023 (b)                                    5,000,000      5,000,000
Hayward, CA, Multi Family Housing Revenue, Timbers Apartments, Series A, AMT, 1.11%*, 3/15/2033           4,500,000      4,500,000
Long Beach, CA, Harbor Department, 1.12%, 8/6/2004                                                        9,000,000      9,000,000
Long Beach, CA, Harbor Revenue Authority, Series A, AMT, 1.09%*, 5/15/2027 (a)                            8,000,000      8,000,000
Los Angeles, CA, Certificates of Participation, Village School, Inc., Series A, 1.06%*, 2/1/2034 (b)      2,850,000      2,850,000
Los Angeles, CA, General Obligation, Series L54J, 1.15%*, 6/30/2005                                       8,000,000      8,000,000
Los Angeles, CA, Water & Power Revenue:
Series B-2, 1.09%*, 7/1/2034                                                                              3,330,000      3,330,000
Series B-3, 1.09%*, 7/1/2034                                                                              4,200,000      4,200,000
Los Angeles, CA, Water & Power Revenue, Power System, Series A-2, 1.08%*, 7/1/2035                        1,400,000      1,400,000
San Diego, CA, Unified School District, Series 847, 1.09%*, 7/1/2020 (a)                                  2,800,000      2,800,000
San Francisco, CA, City & County, International Airport Revenue, 1.1%, 5/1/2021                           4,490,000      4,490,000
Santa Clara, CA, Electric Revenue, Series B, 1.08%*, 7/1/2010 (a)                                         2,630,000      2,630,000
                                                                                                                       -----------
                                                                                                                        77,830,832

Colorado 3.5%
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 1.16%*,
5/1/2033 (b)                                                                                              1,800,000      1,800,000
Colorado, General Fund Revenue, Tax & Revenue Anticipation Notes, 3.0%, 6/27/2005                        12,500,000     12,655,604
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 1.08%*, 6/1/2021 (b)           40,000         40,000
Colorado, Postsecondary Education Facilities Authority Revenue, Mullen High School Project, 1.18%*,
8/1/2017 (b)                                                                                              3,110,000      3,110,000
Colorado, State Education Loan Program, Series L48J, 1.2%*, 8/9/2005                                      9,000,000      9,000,000
Denver, CO, City & County Airport Revenue, Series E, AMT, 1.15%*, 11/15/2010 (a)                          2,395,000      2,395,000
Denver, CO, City & County Special Facilities Airport Revenue, Worldport at DIA Project, Series A,
AMT, 1.17%*, 12/1/2029 (b)                                                                                3,890,000      3,890,000
El Paso County, CO, Colorado School District Number 38, Series PT-1754, 1.12%*, 6/1/2019 (a)              3,060,000      3,060,000
                                                                                                                       -----------
                                                                                                                        35,950,604

Connecticut 0.2%
Connecticut, Special Tax Obligation Revenue, Transition Infrastructure, Series B, 5.5%, 10/1/2004 (a)     2,420,000      2,461,887

Delaware 0.7%
Delaware, Economic Development Authority, Series A, 1.09%*, 12/1/2015 (a)                                 5,000,000      5,000,000
Delaware, Economic Development Authority, Winterthur Museum Project, 1.14%*, 9/1/2012 (b)                 2,500,000      2,500,000
                                                                                                                       -----------
                                                                                                                         7,500,000

District of Columbia 1.0%
District of Columbia, General Obligation, Series D, 1.1%*, 6/1/2029 (a)                                   1,800,000      1,800,000
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 1.12%*, 10/1/2021 (a)              8,300,000      8,300,000
                                                                                                                       -----------
                                                                                                                        10,100,000

Florida 4.7%
Broward County, FL, School Board Certificates of Participation, Series R-1056, 1.14%*, 7/1/2019 (a)       2,085,000      2,085,000
Charlotte County, FL, Utilities Revenue, Series B, 1.08%*, 10/1/2021 (a)                                  5,000,000      5,000,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 1.13%*, 12/1/2020 (b)                               1,445,000      1,445,000
Florida, University Research Foundation Inc., Capital Improvement Revenue, 1.12%*, 9/1/2033 (b)           4,890,000      4,890,000
Hillsborough County, FL, Industrial Development Authority, Seaboard Tampa, AMT, 1.25%*, 12/1/2016 (b)       200,000        200,000
Indian River County, FL, Hospital District Hospital Revenue, 1.17%*, 10/1/2015 (b)                        6,345,000      6,345,000
Jacksonville, FL, Electric Authority Revenue, 1.0%, 8/10/2004                                             8,000,000      8,000,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 1.14%*,
10/1/2020 (a)                                                                                             4,210,000      4,210,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Cypress Cove
Healthpark, Series B, 1.1%*, 10/1/2007 (b)                                                                1,150,000      1,150,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 1.13%*,
9/1/2029 (b)                                                                                              1,400,000      1,400,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 1.13%*,
11/1/2028 (b)                                                                                             3,110,000      3,110,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project,
Series D, AMT, 1.09%*, 10/1/2032                                                                          2,300,000      2,300,000
Orlando, FL, Utility Committee, 1.14%, 8/9/2004                                                           2,600,000      2,600,000
Pasco County, FL, School Board Certificates of Participation, 1.08%*, 8/1/2026 (a)                        5,000,000      5,000,000
                                                                                                                       -----------
                                                                                                                        47,735,000

Georgia 3.8%
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue, Series R-4011, 1.14%*, 7/1/2019 (a)       3,220,000      3,220,000
Atlanta, GA, Water & Wastewater Revenue, AMT, 1.15%*, 11/1/2033 (a)                                       4,000,000      4,000,000
Cobb County, GA, Development Authority Revenue, MT Paran Christian School Project, 1.09%*, 7/1/2022
(b)                                                                                                       4,700,000      4,700,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 1.08%*, 6/1/2025     7,880,000      7,880,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 1.08%*, 11/1/2017 (b)      1,350,000      1,350,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Clairmont Crest Project, 1.1%*,
6/15/2025                                                                                                 3,455,000      3,455,000
Georgia, Local Government Certificates of Participation, Floaters PT-1652, 1.12%*, 12/1/2022 (a)          5,500,000      5,500,000
La Grange, GA, Development Authority Revenue, LaGrange College Project, 1.13%*, 6/1/2031 (b)              2,500,000      2,500,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical Center Control, 1.08%*, 12/1/2018 (b)            775,000        775,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power, Series B,
1.13%*, 1/1/2020 (a)                                                                                        900,000        900,000
Willacoochie, GA, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT,
1.13%*, 5/1/2021 (b)                                                                                      4,000,000      4,000,000
                                                                                                                       -----------
                                                                                                                        38,280,000

Hawaii 2.6%
Hawaii, ABN Amro Munitops Certificates Trust, Series 2004-16, 1.15%*, 7/1/2012 (a)                       16,000,000     16,000,000
Hawaii, Department of Budget and Finance, Kahala Nui Project, Series D, 1.08%*, 11/15/2033 (b)            6,450,000      6,450,000
Hawaii, State General Obligation, Series A-16, 1.15%*, 7/1/2018 (a)                                       3,890,000      3,890,000
                                                                                                                       -----------
                                                                                                                        26,340,000

Idaho 0.5%
Power County, ID, Industrial Development Authority, FMC Corp. Project, AMT, 1.17%*, 4/1/2014 (b)          5,000,000      5,000,000

Illinois 8.6%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.2%*, 4/1/2024 (b)        1,320,000      1,320,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131, 1.12%*, 1/1/2027 (a)                                    4,425,000      4,425,000
Cook County, IL, State General Obligation, Series B-11, 1.15%*, 11/15/2025 (a)                            3,540,000      3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP Properties LLC Project, AMT, 1.3%*, 10/1/2018
(b)                                                                                                       2,175,000      2,175,000
Elgin, IL, Revenue Bonds, Judson College Project, 1.25%*, 7/1/2011 (b)                                    1,210,000      1,210,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods,
AMT, 1.15%*, 4/1/2020 (b)                                                                                 4,420,000      4,420,000
Illinois, Certificate of Participation, 2.0%, 10/22/2004                                                 15,800,000     15,828,482
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery
Project, AMT, 1.3%*, 8/1/2025 (b)                                                                         3,270,000      3,270,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co.,
Project, AMT, 1.17%*, 8/1/2027 (b)                                                                        3,000,000      3,000,000
Illinois, Development Finance Authority, Jewish Federation Projects, 1.1%*, 9/1/2024 (a)                  3,250,000      3,250,000
Illinois, Development Finance Authority, Museum Contemporary Art Project, 1.08%*, 2/1/2029 (b)            8,000,000      8,000,000
Illinois, Development Financial Authority Multi-Family Revenue, Cypress Creek Project, AMT, 1.14%*,
6/1/2033 (b)                                                                                              7,420,000      7,420,000
Illinois, Educational Facilities Authority Revenue, 1.3%, 1/5/2005                                       10,000,000     10,000,000
Illinois, Municipal Securities Trust Certificates, Series 7006, 144A, 1.15%*, 1/1/2031 (a)                6,245,000      6,245,000
Illinois, Regional Transit Authority, 1.1%, 8/5/2004                                                      5,000,000      5,000,000
Illinois, Regional Transportation Authority, Series A23, 1.15%*, 7/1/2030 (a)                             4,970,000      4,970,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage
System, AMT, 1.21%*, 7/1/2014 (b)                                                                         3,525,000      3,525,000
                                                                                                                       -----------
                                                                                                                        87,598,482

Indiana 2.3%
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 1.2%*, 11/30/2017
(b)                                                                                                       3,700,000      3,700,000
Indiana, Development Finance Authority, Economic Development Revenue, Junior Achievement, 1.08%*,
6/1/2029 (b)                                                                                              5,200,000      5,200,000
Indiana, Development Finance Authority, Industrial, Development Revenue, Enterprise Center V Project,
AMT, 1.17%*, 6/1/2022 (b)                                                                                 5,000,000      5,000,000
Indiana, Health Facilities Financing Authority Revenue, Ascension Health Credit, Series A-4, 1.05%*,
3/1/2005                                                                                                  7,500,000      7,500,000
Indiana, Transportation Financial Authority Highway Revenue, Series 853, 1.2%*, 6/1/2017 (a)              1,800,000      1,800,000
                                                                                                                       -----------
                                                                                                                        23,200,000

Kentucky 3.2%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 1.25%*,
8/1/2013 (b)                                                                                              3,500,000      3,500,000
Campbellsville-Taylor County, KY, Industrial Development Authority, Industrial  Building Revenue, Cox
Interior LLC Project, AMT, 1.2%*, 5/1/2015 (b)                                                            1,675,000      1,675,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, KY Easter Seal Society
Project, 1.25%*, 11/1/2030 (b)                                                                            5,695,000      5,695,000
Lexington-Fayette County, KY, Industrial Development Revenue, YMCA Central Kentucky Project, 1.23%*,
7/1/2019 (b)                                                                                              4,545,000      4,545,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Associate County Leasing Program, 1.21%*,
10/8/2004 (b)                                                                                            17,000,000     17,000,000
                                                                                                                       -----------
                                                                                                                        32,415,000

Louisiana 0.3%
Louisiana, LA, Public Facilities Authority Revenue, Blood Center Property, Inc. Project, 1.25%*,
7/1/2021 (b)                                                                                              3,300,000      3,300,000

Maryland 2.0%
Maryland, Economic Development, Corporate Student Housing Revenue, Baltimore County Project, 1.09%*,
11/1/2031 (b)                                                                                            20,100,000     20,100,000

Massachusetts 0.8%
Massachusetts, Development Finance Agency, Industrial Development Revenue, North Shore YMCA Project,
1.15%*, 11/1/2022 (b)                                                                                     2,945,000      2,945,000
Massachusetts, State General Obligation, Series C, 4.0%, 12/1/2004                                        5,000,000      5,045,513
                                                                                                                       -----------
                                                                                                                         7,990,513

Michigan 7.0%
Detroit, MI, Sewer Disposal Revenue, Series E, 1.05%*, 7/1/2031 (a)                                      12,000,000     12,000,000
Detroit, MI, Water Supply, ABN Amro Munitops Munitops Certificate Trust, Series 2003-3, 1.14%*,
1/1/2011 (a)                                                                                             15,800,000     15,800,000
Greater Detroit, MI, Resource Recovery Authority Revenue, Series B, 5.5%, 12/13/2004 (a)                  1,850,000      1,880,137
Michigan, Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 1.13%*,
3/1/2014 (b)                                                                                              4,300,000      4,300,000
Michigan, Housing Development Authority, Series A, AMT, 1.14%*, 6/1/2020 (a)                                100,000        100,000
Michigan, Housing Development Authority, Laurel Valley, 1.11%*, 12/1/2007 (b)                             1,000,000      1,000,000
Michigan, Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 1.11%*,
6/1/2018 (b)                                                                                                440,000        440,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 2.0%, 8/23/2004 (b)                              10,000,000     10,005,286
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 1.16%*, 4/20/2011                   1,895,000      1,895,000
Michigan, State General Obligation:
1.1%*, 12/1/2004                                                                                          4,800,000      4,800,000
Series A, 2.0%, 9/30/2004                                                                                15,000,000     15,025,004
Michigan, Strategic Fund Limited, Obligation Revenue, Lapeer Technologies LLC, AMT, 1.28%*, 2/1/2020
(b)                                                                                                       2,650,000      2,650,000
Michigan, University of Michigan Revenue, Series A, 1.04%*, 8/15/2030                                     1,125,000      1,125,000
                                                                                                                       -----------
                                                                                                                        71,020,427

Minnesota 0.3%
Elk River, MN, Independent School District No. 728, Series II-R 204, 1.18%*, 2/1/2015 (a)                 2,865,000      2,865,000

Missouri 0.3%
Missouri, Development Finance Board, Air Cargo Facilities Revenue, St. Louis Airport, AMT, 1.15%*,
3/1/2030 (b)                                                                                              3,500,000      3,500,000

Nebraska 0.5%
Douglas County, NE, Solid Waste Disposal Revenue, Waste Management of Nebraska, Series A, AMT,
1.13%*, 11/1/2033 (b)                                                                                     3,000,000      3,000,000
Nebraska, Investment Finance Authority, Single Family Housing Revenue, Series G, AMT, 1.14%*,
9/1/2022                                                                                                  2,055,000      2,055,000
                                                                                                                       -----------
                                                                                                                         5,055,000

Nevada 1.0%
Las Vegas Valley, NV, Water District, Series B-10, 1.15%*, 6/1/2024 (a)                                  10,185,000     10,185,000

New Hampshire 0.7%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue,  Waste Management of NH, Inc.
Project, AMT, 1.17%*, 9/1/2012 (b)                                                                        7,500,000      7,500,000

New Jersey 0.3%
New Jersey, Transitional Finance Authority, Series PA-802, 1.09%, 12/15/2009 (a)                          2,325,000      2,325,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours
and Co., 1.2%*, 3/1/2012                                                                                    500,000        500,000
                                                                                                                       -----------
                                                                                                                         2,825,000

New Mexico 1.5%
New Mexico, State General Obligation, Series L38, 1.14%, 6/30/2005                                       15,000,000     15,000,000

New York 9.8%
City of Rochester, NY, 1.12%, 8/16/2004                                                                   5,000,000      5,000,000
New York, Housing Finance Agency Revenue, Series RMKT, AMT, 1.08%*, 5/15/2028                               500,000        500,000
New York, Metropolitan Transportation Authority:
Series B, 1.08%*, 11/1/2022 (a)                                                                           7,595,000      7,595,000
Series PA-1083, 1.11%*, 5/15/2010 (a)                                                                     7,100,000      7,100,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2B, 1.08%*, 2/15/2031
(a)                                                                                                      15,500,000     15,500,000
New York, State General Obligation, Series J3, 1.1%, 2/15/2016 (b)                                        2,600,000      2,600,000
New York, State Housing Finance Agency Revenue, Series E-39, AMT, 1.16%*, 11/15/2031                      2,200,000      2,200,000
New York, State Local Government Assistance Corp., Series A-BV, 1.03%*, 4/1/2021 (a)                     20,200,000     20,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series C-2,
1.08%*, 6/15/2018                                                                                         1,300,000      1,300,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 1, 1.05%*, 11/1/2022                                                                              11,145,000     11,145,000
Series 3, 1.1%*, 11/1/2022                                                                                4,500,000      4,500,000
New York City, NY, Transitional Finance Authority, Star Certificate:
Series 2003-7, 1.11%*, 2/1/2009                                                                           4,715,000      4,715,000
Series 2003-7, 1.11%*, 10/1/2009                                                                            100,000        100,000
New York State, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-2, 1.05%*,
5/1/2022 (b)                                                                                              1,750,000      1,750,000
New York, NY, General Obligations, Series A-3, 1.09%*, 8/1/2031                                           1,940,000      1,940,000
New York, NY, State General Obligation, Series H-4, 1.08%*, 8/1/2015 (a)                                  1,700,000      1,700,000
Rochester, NY, Health Revenue, 1.12%, 8/16/2004                                                          11,150,000     11,150,000
                                                                                                                       -----------
                                                                                                                        98,995,000

North Carolina 0.9%
North Carolina, Medical Care Community Health Care Facilities Revenue, Grace Hospital, Inc. Project,
1.09%*, 10/1/2025                                                                                         9,445,000      9,445,000

Ohio 2.9%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project,
1.13%*, 6/1/2032 (b)                                                                                      3,885,000      3,885,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 1.1%*, 12/1/2032 (a)                3,875,000      3,875,000
Hunron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 1.09%*,
12/1/2027 (b)                                                                                             6,500,000      6,500,000
Ohio, Higher Educational Facilities Community Revenue, Pooled Program:
Series A, 1.2%*, 9/1/2020 (b)                                                                             3,990,000      3,990,000
Series C, 1.2%*, 9/1/2025 (b)                                                                             1,785,000      1,785,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 1.25%*, 12/1/2022 (b)          3,525,000      3,525,000
Summit County, OH, Revenue Anticipation Bond, Western Reserve Academy Project, 1.1%*, 10/1/2027 (b)       6,000,000      6,000,000
                                                                                                                       -----------
                                                                                                                        29,560,000

Oklahoma 1.0%
Blaine County, OK, Industrial Development Authority, Seaboard Farms, Inc. Project, AMT, 1.16%*,
11/1/2018 (b)                                                                                             3,700,000      3,700,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project,
1.11%*, 7/1/2032 (a)                                                                                      6,765,000      6,765,000
                                                                                                                       -----------
                                                                                                                        10,465,000

Oregon 3.6%
Oregon, Department Administrative Services, Certificate of Participation, Series PT-1679, 1.12%*,
11/1/2012 (a)                                                                                             4,125,000      4,125,000
Oregon, Economic Development Revenue, KRC Western, Inc. Project, Series 178, AMT, 1.17%*, 1/1/2017
(b)                                                                                                       3,650,000      3,650,000
Oregon, Tax Anticipation Notes, 2.25%, 11/15/2004                                                        28,600,000     28,684,554
                                                                                                                       -----------
                                                                                                                        36,459,554

Pennsylvania 3.2%
Dauphin County, PA, General Authority, Education & Health Loan Program, 1.13%*, 11/1/2017 (a)            10,295,000     10,295,000
Delaware Valley, PA, Regional Finance Authority, 1.08%*, 8/1/2016 (b)                                       350,000        350,000
Pennsylvania, Economic Development Finance Authority, Amtrak Project, Series B, AMT, 1.1%*, 11/1/2041
(b)                                                                                                         350,000        350,000
Pennsylvania, Economic Development Finance Authority, Reliant Energy Seward LLC Project, Series A,
AMT, 1.13%*, 12/1/2036 (b)                                                                                2,000,000      2,000,000
Pennsylvania, Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 1.15%*,
3/1/2027 (a)                                                                                              7,930,000      7,930,000
Pennsylvania, Higher Education Facilities Authority Revenue, Modal-Drexel University, Series B,
1.08%*, 5/1/2033 (b)                                                                                     10,500,000     10,500,000
Pennsylvania, School Building Authority Revenue, Parkland School District, Series D, 1.13%*, 3/1/2019
(a)                                                                                                         650,000        650,000
                                                                                                                       -----------
                                                                                                                        32,075,000

South Carolina 1.5%
South Carolina, Jobs Economic Development Authority, Health Care Facilities Revenue, Baptist
Ministries, Inc., 1.09%*, 7/1/2020 (b)                                                                    1,455,000      1,455,000
South Carolina, Public Service Authority:
1.12%, 8/18/2004                                                                                         11,000,000     11,000,000
Series SG-32, 1.12%*, 1/1/2023 (a)                                                                        2,705,000      2,705,000
                                                                                                                       -----------
                                                                                                                        15,160,000

Tennessee 4.1%
Clarksville, TN, Public Building Authority Revenue, 1.08%*, 6/1/2024 (b)                                  8,225,000      8,225,000
Marion County, TN, Industrial & Environmental Development Board, Valmont Industries, Inc. Project,
AMT, 1.17%*, 6/1/2025 (b)                                                                                 8,500,000      8,500,000
Memphis, TN, General Obligation, 0.96%*, 8/11/2004                                                        5,000,000      5,000,000
Nashville & Davidson County, TN, Industrial Development Board Revenue, Nashville Symphony Hall
Project, 1.08%*, 12/1/2031 (b)                                                                           10,000,000     10,000,000
Shelby County, TN, Health Educational Authority, 1.07%, 8/9/2004                                         10,000,000     10,000,000
                                                                                                                       -----------
                                                                                                                        41,725,000

Texas 12.0%
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village Foundation, 1.08%*,
8/15/2030 (b)                                                                                             5,700,000      5,700,000
Galena Park, TX, Independent School District, Series SG-153, 1.12%*, 8/15/2023                            9,250,000      9,250,000
Harris County, TX, General Obligation, Series C, 1.1%, 8/5/2004                                           2,100,000      2,100,000
Houston, TX, Airport System Revenue, Special Facilities, 1.14%*, 7/1/2032 (a)                             6,000,000      6,000,000
Houston, TX, General Obligation, Series C, 1.08%*, 8/2/2004                                               2,500,000      2,500,000
Houston, TX, State General Obligation, Series A, 1.12%, 8/10/2004                                         6,000,000      6,000,000
Houston, TX, Water & Sewer Revenue, Series 120, 1.12%*, 12/1/2023                                         5,800,000      5,800,000
Mesquite, TX, General Obligation, Independent School District, 1.08%*, 8/15/2025                          2,255,000      2,255,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706, 1.13%*, 8/1/2012                                 6,935,000      6,935,000
San Antonio, TX, Water Systems Revenue, 1.14%, 9/9/2004                                                  24,500,000     24,500,000
Texas, State General Obligation, Tax & Revenue Anticipation Notes, 2.0%, 8/31/2004                       34,135,000     34,159,700
Texas, University of Texas, 1.12%, 8/23/2004                                                              7,500,000      7,500,000
Texas, University Revenues Financing Systems, Series B, 5.0%, 8/15/2004                                   1,350,000      1,351,947
Texas, Water Development Board Revenue, State Revolving Fund, 1.1%*, 7/15/2022                              890,000        890,000
Wylie, TX, Independent School District, Series R-3004, 1.14%*, 8/15/2022                                  6,680,000      6,680,000
                                                                                                                       -----------
                                                                                                                       121,621,647

Utah 0.2%
Alpine, UT, General Obligation, School District, Series 436, 1.12%*, 3/15/2009                            1,310,000      1,310,000
Utah, Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 1.14%*, 7/1/2031                   1,025,000      1,025,000
                                                                                                                       -----------
                                                                                                                         2,335,000

Vermont 1.4%
Vermont, Municipal Bond Bank, Series R, 1.14%*, 12/1/2021 (a)                                             6,360,000      6,360,000
Vermont, Student Assistance Corp., 1.25%*, 1/1/2008 (b)                                                   7,490,000      7,490,000
                                                                                                                       -----------
                                                                                                                        13,850,000

Washington 1.4%
Lewis County, WA, Public Utilities District Number 1, 1.14%*, 10/1/2023 (a)                               6,385,000      6,385,000
Seattle, WA, Housing Authority Revenue, Newholly Project, Phase III, AMT, 1.15%*, 12/1/2034 (b)           2,420,000      2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 1.14%*, 9/1/2022 (a)                                    4,990,000      4,990,000
                                                                                                                       -----------
                                                                                                                        13,795,000

West Virginia 0.2%
Monongalia County, WV, Building Commission Hospital Revenue, Monongalia General Hospital, Series A,
1.11%*, 7/1/2017 (b)                                                                                      2,470,000      2,470,000

Wisconsin 2.4%
Pewaukee, WI, Industrial Development Revenue, Gunner Press & Finishing, AMT, 1.3%*, 9/1/2020 (b)          1,435,000      1,435,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co., Project,  , 1.08%*, 12/1/2009 (b)       2,000,000      2,000,000
Wisconsin, General Obligation, Series A, 2.0%, 5/1/2005 (a)                                               8,270,000      8,299,264
Wisconsin, Transportation Authority Revenue, 1.1%, 9/13/2004                                             12,675,000     12,675,000
                                                                                                                       -----------
                                                                                                                        24,409,264

Wyoming 0.4%
Gillette, WY, Industrial Development Revenue, MDA, Inc. Allwire Project, 1.23%*, 12/1/2011 (b)            3,867,500      3,867,500
                                                                                                                       -----------

Total Investment Portfolio  (Cost $1,013,843,348)                                                                    1,013,785,710
                                                                                                                    ==============


* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of July 31, 2004.

(a)   Bond is insured by one of these companies: As a % of Total Investment
      Portfolio

AMBAC                                                                                     AMBAC Assurance Corp.          6.2
FGIC                                                                                      Financial Guaranty
                                                                                          Insurance Company              4.6
FSA                                                                                       Financial Security
                                                                                          Assurance                      8.7
MBIA                                                                                      Municipal Bond
                                                                                          Investors Assurance            9.1



(b)    The security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust - Tax-Exempt Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Cash Account Trust - Tax-Exempt Portfolio


By:                                 /s/Julian Sluyters
                                    -----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -----------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004